FINANCE COSTS (Tables)	9 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of finance costs

	Three months	Three months	Nine months	Nine months
	ended June	ended June	ended June	ended June
	30, 2026	30, 2025	30, 2026	30, 2025
	$	$	$	$

Interest and accretion on loans and payables	855,271	636,152	4,852,409	832,502
Interest on lease liabilities	95,816	—	114,084	72,172
Bank charges and other	4,066	3,091	529,796	8,097
Finance income	(49)	(510)	(1,000)	(4,618)
	955,104	638,733	5,495,289	908,153